Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 105,841	$ 15,611
Trade accounts receivable, net of allowances of $280 in 2019 and $42 in 2018	7,213	2,901
Inventories	70,979	91,237
Other current assets	16,391	15,045
Current assets - discontinued operations	33,948	52,169
Total current assets	234,372	176,963
Property, plant and equipment, net	30,160	27,439
Right of use assets	14,490	0
Deferred financing costs, net	890	870
Goodwill	154,282	145,939
Other intangible assets, net	34,088	36,250
Master Settlement Agreement (MSA) escrow deposits	32,074	30,550
Other assets	10,690	3,932
Total assets	511,046	421,943
Current liabilities:
Accounts payable	13,855	7,440
Accrued liabilities	27,638	23,883
Current portion of long-term debt	16,977	9,431
Current liabilities - discontinued operations	33,301	43,458
Total current liabilities	91,771	84,212
Revolving credit facility	0	26,000
Notes payable and long-term debt	299,569	208,616
Deferred income taxes	1,572	2,291
Postretirement benefits	0	3,096
Lease liabilities	13,262	0
Asset retirement obligations	2,100	2,028
Other long-term liabilities	2,523	971
Total liabilities	410,797	327,214
Commitments and contingencies
Equity:
Preferred stock, $0.01 par value; authorized shares 50,000,000; -0- issued and outstanding shares	0	0
Additional paid-in capital	84,862	81,260
Class A treasury stock, 81,183 and 103,492 common shares at cost as of December 31, 2019 and 2018, respectively	(1,103)	(1,440)
Accumulated other comprehensive loss	(1,722)	(1,683)
Accumulated deficit	(35,236)	(24,613)
Total stockholders' equity	46,968	53,694
Noncontrolling interests	53,281	41,035
Total equity	100,249	94,729
Total liabilities and equity	511,046	421,943
Class A Common Stock [Member]
Equity:
Common stock	90	92
Class B Common Stock [Member]
Equity:
Common stock	$ 77	$ 78